Inventories (Tables)	12 Months Ended
Mar. 31, 2026
Classes of current inventories [abstract]
Disclosure of detailed information about inventories
Inventories consist of the following:

	As of March 31,
	2026		2025
Raw materials	Rs.	19,337	Rs.	20,165
Work-in-progress		16,054		16,525
Finished goods (includes stock-in-trade)		33,100		28,395
Packing materials, stores and spares		8,040		6,000
	Rs.	76,531	Rs.	71,085

Disclosure of detail information about of inventories recognized in consolidated income statement
Details of inventories recognized in the consolidated income statement are as follows:

	For the Year Ended March 31,
	2026		2025		2024
Raw materials, consumables and changes in finished goods and work in progress	Rs.	114,875	Rs.	94,580	Rs.	78,526
Inventory write-downs		7,517		5,220		3,563